FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :December 31, 2008

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		December 31, 2008
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		       22
Form 13F Information Table Value Total:		$26,313

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
AMERICAN EXPRESS
COM
025816109
   464
  25000
DEFINED 01
X


ADP
COM
035035103
   984
  25000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   1520
 150000
DEFINED 01
X


BAXTER INTL INC
COM
071813109
     750
  14000
DEFINED 01
X


BECKMAN COULTER
COM
075811109
     483
  11000
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
   958
  20500
DEFINED 01
X


COVIDIEN LTD
COM
G2552X108
    761
  21000
DEFINED 01
X


DAVITA INC
COM
23918K108
  3420
  69000
DEFINED 01
X


DENISON MINES CORP
COM
248356107
    236
200000
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
     916
 30000
DEFINED 01
X


ENTERPRISE GP HLDGS
COM
293716106
     836
 47960
DEFINED 01
X


GLOBALSTAR
COM
379364805
       13
 66444
DEFINED 01
X


INTEL CORP
COM
458140100
     367
 25000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
55907R108
    1387
100000
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
      243
10000
DEFINED 01
X


MONOGRAM BIOSCI
COM
60975U108
    295
113333
DEFINED 01
X


NOVAMED INC DEL
COM
66986W108
    446
129000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
  9977
287600
DEFINED 01
X


SERVICE CORP INTL
COM
817565104
   522
 105000
DEFINED 01
X


STARBUCKS
COM
855244109
    473
   50000
DEFINED 01
X


WALKING COMPANY
COM
932036106
    454
 216402
DEFINED 01
X


ZIMMER HOLDINGS
COM
98956P102
   808
  20000
DEFINED 01
X



TOTAL							26313